Income Taxes - Provision for Income Taxes (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hong Kong profits tax
- Current	$ 0	$ 1,948	$ 1,047
- Overprovision in previous year	0	(5,480)
Tax interests and penalties	0	11,290
Income tax expense	0	7,758	1,047
Non-Hong Kong	0
HONG KONG
Hong Kong profits tax
Income tax expense	0	$ 7,758	$ 1,047
Non-Hong Kong
Hong Kong profits tax
Income tax expense	$ 0